PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)					12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 17, 2014 shares	Sep. 27, 2013 shares	Mar. 29, 2013 shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		9,568,691
Number of shares exited	(3,138)
Number of shares forfeited	(662,712)
Number of shares oustanding, end of year	8,902,841				8,902,841
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding, beginning of year					650,254	1,320,654	1,136,761
Number of shares granted					0	0	368,536
Number of shares exited					(303,550)	(564,679)	(107,544)
Number of shares forfeited					(40,699)	(105,721)	(77,099)
Number of shares oustanding, end of year	306,005				306,005	650,254	1,320,654
Fair value price per share, beginning of year (USD per share) | $ / shares					$ 21.00	$ 28.78	$ 36.19
Fair value price per granted share (USD per share) | $ / shares					0.00	0.00	11.49
Fair value price per exercised or vested share (USD per share) | $ / shares					30.69	38.24	42.90
Fair value price per forfeited share (USD per share) | $ / shares					20.32	26.12	35.91
Fair value price per share, end of year (USD per share) | $ / shares	$ 11.49				$ 11.49	$ 21.00	$ 28.78
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding, beginning of year					8,039,494	1,370,675	1,086,834
Number of shares granted			27,807	1,567	1,199,338	7,252,814	450,702
Number of shares exited					(204,855)	(19,816)	(8,239)
Number of shares forfeited					(437,141)	(564,179)	(158,622)
Number of shares oustanding, end of year	8,596,836				8,596,836	8,039,494	1,370,675
Fair value price per share, beginning of year (USD per share) | $ / shares					$ 15.08	$ 33.32	$ 42.29
Fair value price per granted share (USD per share) | $ / shares					19.25	13.46	16.33
Fair value price per exercised or vested share (USD per share) | $ / shares					43.34	37.11	50.61
Fair value price per forfeited share (USD per share) | $ / shares					18.33	37.76	45.59
Fair value price per share, end of year (USD per share) | $ / shares	$ 14.83				$ 14.83	$ 15.08	$ 33.32